Trade accounts receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Related parties	$ 1,532	$ 885
Total trade accounts receivables	228,588	140,793
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	232,002	145,409
Related parties	1,532	885
Total trade accounts receivables	233,534	146,294
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Impairment of trade accounts receivables	$ (4,946)	$ (5,501)	$ (6,561)